Tactical Defensive Fund (Prospectus Summary) | Tactical Defensive Fund
TACTICAL DEFENSIVE FUND
Investment Goal
Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold

Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		Tactical Defensive Fund
Management Fees		0.30%
Distribution (12b-1) Fees		none
Other Expenses	[1]	17.06%
Total Annual Fund Operating Expenses		17.36%
Fee Waivers and Expense Reimbursements		16.55%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	[2]	0.81%
[1]	Other expenses are based on estimated amounts for the current fiscal year, assuming the Fund is not an active component of the Adviser Managed Strategy, as discussed further below.
[2]	Effective November 30, 2011, the Fund's administrator has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.81%. This fee waiver and reimbursement agreement shall remain in effect until November 30, 2012 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Tactical Defensive Fund	83	3,267

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, for the period February 25, 2011 through

July 31, 2011, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies
Adviser Managed Strategy Component

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Fund. The Fund may not be purchased by any other investor. The Fund is designed to be a component of a broader strategy employed by a third party investment manager

(Financial Adviser) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients'

assets among the Fund, the Tactical Offensive Equity Fund, the Tactical

Offensive Fixed Income Fund and a money market fund affiliated with the Fund,

depending on the Financial Adviser's evaluation of current market conditions

(Adviser Managed Strategy). The Financial Adviser is not the adviser to the Fund and is not affiliated with SIMC, the adviser to the Fund. The Adviser Managed

Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients' assets to one or more of the other funds that compose the Adviser Managed Strategy, the

Financial Adviser may request the redemption of all of the shares for which the

Financial Adviser exercises investment discretion. The Financial Adviser's redemption request will cause the Fund to liquidate substantially all of its assets in order to fulfill the redemption request. Once the shares for which the

Financial Adviser exercises discretion are redeemed, the Fund will no longer be an active component of the Adviser Managed Strategy. When the Fund is not an

active component of the Adviser Managed Strategy, the Fund may invest up to 100%

of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations. While such investments are consistent with the

Fund's investment goal, investments made by the Fund when it is not an active component of the Adviser Managed Strategy may differ in certain respects (e.g.,

higher credit quality, shorter duration and/or shorter maturity) than investments made by the Fund when the Fund is an active component of the Adviser

Managed Strategy. The Fund could be invested in these types of investments for extended periods of time. At such times, SIMC will actively manage the assets of the Fund, and no Sub-Adviser will manage the assets of the Fund. SIMC, the

Financial Adviser or one or more of their affiliates will be the only investors in the Fund when the Fund is not an active component of the Adviser Managed

Strategy.

Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets,

plus the amount of any borrowings for investment purposes, in investment grade fixed income securities. The Fund primarily invests in: (i) U.S. Treasury obligations, including U.S. Treasury inflation-protected securities (TIPS), and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, including mortgage-backed securities such as those issued by the Government National Mortgage Association (GNMA or

Ginnie Mae); (ii) securities issued by various entities sponsored by the U.S.

Government, such as the Federal National Mortgage Association (FNMA or Fannie Mae)

and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac); and (iii)

repurchase agreements collateralized by such obligations. In addition, the Fund may invest in mortgage dollar rolls and when-issued and delayed delivery securities.

The Fund may also invest in futures contracts, forward contracts and interest rate swaps for speculative or hedging purposes. Futures contracts, forward contracts and interest rate swaps are used to synthetically obtain exposure to the securities identified above or baskets of such securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. Entities sponsored by the U.S.

Government are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

Using a top-down strategy and bottom-up security selection, each Sub-Adviser seeks attractively-valued securities with competitive yields. Each Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads and the duration of the Fund's entire portfolio.

Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five-year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. While the Fund may invest in securities with any maturity or duration, each Sub-Adviser will strive to maintain a portfolio duration of up to four years under normal market conditions. In addition, SIMC will directly manage a portion of the Fund's portfolio.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. As stated above, when the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund, and no Sub-Advisers will be used.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Principal Risks
Adviser Managed Strategy Risk -- The Fund is a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed

Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser

tactically shifts its clients' assets among the Fund, the Tactical Offensive

Equity Fund, the Tactical Offensive Fixed Income Fund and a money market fund affiliated with the Fund. These asset shifts among the funds in the Adviser

Managed Strategy (i.e., an exchange of shares of one fund for shares of another fund) will be a taxable event to an investor unless the investor is investing in the Fund through a tax-deferred arrangement. As part of the Adviser Managed

Strategy, substantially all of the Fund's assets will be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of the Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies and the realization of significant taxable gains. Accordingly, if notified of an upcoming redemption request, the Fund may begin to liquidate all or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash, and the Fund will not be invested pursuant to its investment strategy during such time. When the Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Fund may be forced to sell securities at below current market values or the Fund's selling activity may drive down the market value of securities being sold. The Fund may also be required to sell portfolio holdings at a time when the portfolio managers would not otherwise recommend doing so. For example, if the Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When the Fund receives a large purchase order as a result of the Adviser Managed Strategy, the Fund may be required to rapidly purchase portfolio securities. This may cause the Fund to incur higher than normal transaction costs or may require the Fund to purchase portfolio securities at above current market values. Further, the Fund's purchasing activity may drive up the market value of securities being purchased or the Fund may be required to purchase portfolio holdings at a time when the portfolio managers would not otherwise recommend doing so. When the Fund is not an active component of the Adviser Managed Strategy, the Fund's investments may differ in certain respects (e.g., higher credit quality, shorter duration and/or shorter maturity) than investments made by the Fund when the Fund is an active component of the Adviser Managed Strategy, and the Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another Fund within the Adviser

Managed Strategy.

Credit Risk -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk -- The Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

The Fund's use of swaps and over-the-counter forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk -- The risk that the value of fixed income securities,

including U.S. Government securities, will fall due to rising interest rates.

Leverage Risk -- The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk -- Mortgage-backed securities are affected by,

among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Mortgage Dollar Rolls Risk -- Mortgage dollar rolls are transactions in which the

Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Portfolio Turnover Risk -- Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk -- The risk that, with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

U.S. Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.

Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

Performance Information
The Fund commenced operations on February 25, 2011. Because the Fund did not have a full calendar year of performance as of November 30, 2011, performance results have not been provided.

[1]	The Fund is an integral part of the Financial Adviser's Adviser Managed Strategy, as discussed further below. As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the Example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.